Earnings per unit and cash distributions (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	6 Months Ended				6 Months Ended					0 Months Ended	6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 First target distribution [Member]	Jun. 30, 2013 Second target distribution [Member]	Jun. 30, 2013 Third Target Distribution [Member]	Jun. 30, 2013 Final Target Distribution [Member]	Aug. 14, 2013 Subsequent Event [Member]	Jun. 30, 2013 Common Units [Member]	Jun. 30, 2013 Subordinated Units [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC members	$ 41.9		$ 93.1
Less: distributions paid	33.3	[1]
Undistributed earnings	8.6
Net income attributable to:
Common unitholders	24.6
Subordinated unitholders	16.4
Incentive distribution rights	0.9
Net income attributable to Seadrill Partners LLC members	$ 41.9		$ 93.1
Weighted average units outstanding (basic and diluted) [Abstract]
Weighted average units outstanding (basic and diluted) (in shares)											24,815	16,543
Earnings per unit (basic and diluted) [Abstract]
Earnings per unit (basic and diluted) ( (in US dollars per share)											$ 0.99	$ 0.99
Cash distributions declared and paid per unit (in US dollars per share)	$ 0.3875	[2]								$ 0.4175 [3]
Percentage of units outstanding held by public (in hundredths)	24.30%			24.30%
Annually distribution of operating surplus (in US dollars per share)					$ 1.55
Quarterly distribution of operating surplus (in US dollars per share)					$ 0.3875	$ 0.4456	$ 0.4844	$ 0.5813
Percentage of unit holders receiving additional distribution (in hundredths)						100.00%	85.00%	75.00%	50.00%
Percentage of unit holders receiving incentive distribution (in hundredths)							15.00%	25.00%	50.00%

[1]	For the purpose of calculation of the earnings per unit the cash distributions paid in May and August 2013, (relating to the three and six month period ended June 30, 2013, respectively), are based on the number of units outstanding at June 30, 2013. The units outstanding as at June 30, 2013 are also used as a denominator for the earnings per unit calculation.
[2]	Refers to cash distribution declared and paid during the period.
[3]	Refers to cash distribution declared and paid subsequent to the period end.